Cash and Cash Equivalents and Marketable Securities	12 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents and Marketable Securities [Abstract]
Cash and cash equivalents and marketable securities

6. Cash and cash equivalents and marketable securities

6.1. Cash and cash equivalents

	Return	2024	2023
Cash and banks (a)	-	17,821	22,293
Selic Treasury Notes	CDI - 103.5%	5,058	112,185
Bank deposit certificates	CDI - 97% to 104%	80,398	228,889
Committed	CDI - 85% to 95%	67,676	15,980
Other titles	Floating - DI	-	4,490
		170,953	383,837

(a)	The Company has balances in foreign currencies in the amount of R$$19,738 (R$24,291 at June 30, 2023) on which did not bear any interest.

6.2. Marketable securities

	Indexer	2024	2023
Selic Treasury Notes	CDI - 97% a 178%	22,805	-
Treasury Notes	IPCA treasury + 4.85%	-	27,848
Other titles	Pre-fixed	136	357
Total current		22,941	28,205

Bank deposit certificates (a)	CDI - 95% to 99.75%	15,720	16,537
Securities pledged as guarantee		-	5,043
Total noncurrent		15,720	21,580

(a)	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of contracts whose term is longer than 12 months.